Subsequent Event	12 Months Ended
Mar. 31, 2024
Disclosure of Other Investments [Abstract]
SUBSEQUENT EVENT
24.	SUBSEQUENT EVENT

On April 26, 2024, the Company and Adventus Mining Corporation(“Adventus”) (TSX: ADZN) (OTCQX: ADVZF) announced the signing of a definitive arrangement agreement (the “Arrangement Agreement”) pursuant to which the Company has agreed to acquire all of the issued and outstanding common shares of Adventus (the “Transaction”) by way of a plan of arrangement (the “Arrangement”). Under the terms of the Arrangement Agreement, each holder of the common shares of Adventus (each, an “Adventus Share”) will receive 0.1015 of one Silvercorp common share (each, a “Silvercorp Share”) in exchange for each Adventus Share (the “Exchange Ratio”) at the effective time of the Transaction.

The Exchange Ratio implies consideration of C$0.50 per Adventus Share based on the 20-day volume-weighted average prices (“VWAP”) of Silvercorp Shares on the Toronto Stock Exchange (the “TSX”) on April 25, 2024. This represents a premium of 31% based on the 20-day VWAP of Silvercorp on the TSX and Adventus on the TSX Venture Exchange (the “TSXV”), both as at April 25, 2024. The implied equity value of the Transaction is approximately C$200 million on a fully-diluted in-the-money basis. At closing, existing

Silvercorp and Adventus shareholders will own approximately 81.6% and 18.4%, respectively, of Silvercorp shares outstanding on a fully-diluted in-the-money basis.

Concurrent with entering into the Arrangement Agreement, the Company and Adventus entered into an investment agreement pursuant to which the Company subscribed for 67,441,217 Adventus Shares at an issue price of C$0.38 per share, or C$25,627,662 in the aggregate (the “Placement”), which was completed on May 1, 2024, and the Company currently holds approximately 15% of the total issued and outstanding shares of Adventus. The Adventus Shares issued to the Company are subject to a statutory four-month hold period under applicable securities laws.

The Adventus Board has unanimously approved the Transaction and recommends that Adventus shareholders vote in favour of the Transaction at the special meeting of securityholders (the “Special Meeting”). Each of the directors and senior officers of Adventus, Mr. Ross Beaty and Wheaton Precious Metals Corp., representing in aggregate approximately 23% of the issued and outstanding Adventus Shares, have entered into voting support agreements with Silvercorp and have agreed to vote in favour of the Transaction at the Special Meeting in accordance with those agreements.

The Transaction will be carried out by way of a court-approved Arrangement under the Canada Business Corporations Act and a resolution to approve the Transaction will be submitted to Adventus shareholders and holders of Adventus stock options and restricted share units at the Special Meeting expected to be held on or about June 28, 2024. The Transaction will require approval by (i) 66 2/3% of the votes cast by Adventus shareholders and holders of options and restricted share units voting as a single class, and (ii) a simple majority that excludes those not entitled to vote in accordance with Multilateral Instrument 61-101 – Protection of Minority Security Holders in Special Transactions.

In addition to Adventus securityholder and court approval, the Transaction is also subject to the satisfaction of certain other closing conditions customary for a transaction of this nature. The Transaction has been conditionally approved by the TSXV but remains subject to final approval of the TSXV on behalf of Adventus, and approval of the TSX and NYSE American on behalf of Silvercorp, including the acceptance for listing of the Silvercorp Shares to be issued in connection with the Transaction. The Transaction is expected to be completed in the third quarter of 2024.

The Arrangement Agreement includes representations, warranties, covenants, indemnities, termination rights and other provisions customary for a transaction of this nature. In particular, the Arrangement Agreement provides for customary deal protections, including a non-solicitation covenant on the part of Adventus and a right for Silvercorp to match any Superior Proposal (as defined in the Arrangement Agreement). The Arrangement Agreement includes a termination fee of C$10 million, payable by Adventus, under certain circumstances (including if the Arrangement Agreement is terminated in connection with Adventus pursuing a Superior Proposal).